Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION
17.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd. were approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2018 and renewing the HNTE in December 2021. The certificate is valid for three years.

According to Taxation [2022] No.13 which was effective from January 1, 2022 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income between RMB1 million and RMB3 million. According to Taxation [2023] No.6 which was effective from January 1, 2023 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million. According to Taxation [2023] No.12 which was effective from January 1, 2025 to December 31, 2027, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB3 million.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2023	2024	2025
Current income tax expense	$1,871	$1,618	$1,353
Deferred income tax expense/(benefit)	701	1,235	(1,007)
Total income tax expense	$2,572	$2,853	$346

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2023	2024	2025
(Loss)/income before income tax expense	$(15,007)	$(61,600)	$(2,053)
Computed income tax (benefit)/expense with statutory tax rate	(3,752)	(15,400)	(513)
Additional deduction for research and development expenses	(546)	(439)	(552)
Tax effect of preferred tax rate	2,264	15,696	791
Tax effect of favorable tax rates on small-scale and low-profit entities	(92)	18	(19)
Tax effect of tax relief	(2)	-	-
Tax effect of non-deductible items	77	76	141
Tax effect of expired tax attribute carryforwards	165	523	1,093
Tax effect of deferred tax effect of tax rate change	(40)	-	-
Changes in valuation allowance	4,498	2,379	(595)
Income tax expense	$2,572	$2,853	$346

As of December 31, 2024 and 2025, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,570	$5,815
Temporary difference in research and development costs	3,033	2,995
Accrued expense	391	408
Net operating loss carried forward	11,325	11,961
Share-based compensation	295	538
Allowance for credit losses	3,679	4,033
Total deferred tax assets	24,293	25,750
Valuation allowance	(13,840)	(13,803)
Deferred tax assets, net of valuation allowance	$10,453	$11,947

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
Balance at the beginning of the year	$11,820	$13,840
Additions/(Reversals)	2,344	(642)
Foreign currency translation adjustments	(324)	605
Balance at the end of the year	$13,840	$13,803

As of December 31, 2024 and 2025, the Group had net operating loss carryforwards from the Group’s subsidiaries in the PRC of approximately $48,347 and $49,376, respectively, and from the parent company and the Group’s non-PRC subsidiaries of approximately $82,600 and $87,396, respectively. As of December 31, 2024 and 2025, deferred tax assets from the net operating loss carryforwards amounted to $11,325 and $11,961, respectively. The Group has recorded valuation allowances of $13,840 and $13,803 as of December 31, 2024 and 2025, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$4,643
2027	16,976
2028	14,288
2029	6,664
2030	6,805
Indefinite	87,396
Total	$136,772